Summary of Significant Accounting Policies (Details 1)	6 Months Ended
Jun. 30, 2016 USD ($)
Significant Accounting Policies [Line Items]
Beginning Balance	$ 156,480
Net current period other comprehensive loss	(348,353)
Ending Balance	$ (191,873)